Restructuring costs	12 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring costs

2. Restructuring costs

(a) Fiscal 2014 March restructuring

In the fourth quarter of fiscal 2014, the Company announced a restructuring plan to close its Ottawa business location. The closure is expected to be completed by the second quarter of fiscal 2015.

The change in the Company’s accrued restructuring obligation associated with the Fiscal 2014 March restructuring activities for the year ended March 31, 2014 is summarized in the following table.

Year ended March 31, 2014
Employee Termination Costs
Restructuring costs incurred	$3,147
Restructuring costs paid	(126)
Currency translation adjustment	(9)

Accrued restructuring obligation at end of period	$3,012

At March 31, 2014, the accrued restructuring obligation of $3,012 was included in accrued and other current liabilities.

(b) Fiscal 2014 restructuring

In the third quarter of fiscal 2014, the Company made the decision to exit the optical touch sensor business for desktop displays, and began a restructuring of NextWindow, its New Zealand-based subsidiary, and also implemented initiatives intended to reduce costs and improve operating performance in North America. The wind down of NextWindow is expected to be completed during fiscal 2015.

The change in the Company’s accrued restructuring obligation associated with the restructuring activities for the year ended March 31, 2014 is summarized in the following table.

	Year ended March 31, 2014
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$3,076	$352	$3,428
Restructuring costs paid	(2,075)	(346)	(2,421)
Currency translation adjustment	75	(6)	69

Accrued restructuring obligation at end of period	$1,076	$0	$1,076

At March 31, 2014, the accrued restructuring obligation of $1,076 was included in accrued and other current liabilities.

(c) Fiscal 2013 December restructuring

In December 2012, the Company announced a restructuring plan to increase focus on its target markets and streamline its corporate support functions. As part of the restructuring, the Company reduced its workforce by approximately 25%. The majority of the workforce reduction was completed by March 31, 2013. Further workforce reduction was completed in the first quarter of fiscal 2014. No further material costs are expected to be incurred.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$5,729	$1,018	$84	$6,831
Restructuring costs incurred	151	235	329	715
Restructuring costs paid	(2,804)	(1,019)	(184)	(4,007)
Adjustment	(1,828)	11	(216)	(2,033)
Currency translation adjustment	(145)	(38)	(13)	(196)

Accrued restructuring obligation at end of year	$1,103	$207	$0	$1,310

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

During the year ended March 31, 2014, the Company recorded additional restructuring costs of $715, related to employee termination costs, facilities costs and other restructuring costs.

The Company’s original estimate of employee termination costs and other restructuring costs was higher than the actual costs incurred and as a result an adjustment of $(2,044) was recorded. The Company’s original estimate of facilities costs was lower than the actual costs incurred and as a result an adjustment of $11 was recorded.

To date the Company has incurred restructuring costs of $16,072, comprised of employee termination costs of $14,495, facilities costs of $1,256 and other restructuring costs of $321.

At March 31, 2014, $1,110 (March 31, 2013 – $6,831) of the accrued restructuring obligation was included in accrued and other current liabilities and $200 (March 31, 2013 – nil) was included in other long-term liabilities.

(d) Fiscal 2013 August restructuring

In August 2012, the Company announced a restructuring plan to implement additional cost reduction measures with the objective of improving the Company’s operating efficiencies. The restructuring plan was completed during the quarter ended September 30, 2012.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the years ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31,
	2014	2013
	Employee Termination Costs
Accrued restructuring obligation at beginning of year	$161	$—
Restructuring costs incurred	—	1,947
Restructuring costs paid	—	(1,775)
Adjustment	(158)	—
Currency translation adjustment	(3)	(11)

Accrued restructuring obligation at end of year	$0	$161

The Company’s original estimate of outplacement costs was higher than actual costs incurred and as a result an adjustment of $(158) was recorded.

The Company incurred total restructuring costs of $1,789 relating to employee termination costs.

(e) Fiscal 2012 August restructuring

In August 2011, the Company announced the transfer of the remainder of its interactive display assembly operations from its leased facility in Ottawa, Canada to contract manufacturers. In December 2011, the Company ceased using the assembly and warehouse space at the Ottawa facility and recorded a lease obligation based on expected future expenditures and estimated future sublease rentals for the remainder of the term. In the fourth quarter of fiscal 2014 we negotiated the early termination of our lease and will have no further commitments with regard to the facility effective August 31, 2014.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31,
	2014	2013
	Facilities Costs
Accrued restructuring obligation at beginning of year	$6,500	$7,788
Restructuring costs paid	(2,930)	(2,576)
Accretion expense	218	417
Adjustment	574	1,020
Currency translation adjustment	(440)	(149)

Accrued restructuring obligation at end of year	$3,922	$6,500

To date the Company has incurred restructuring costs of $15,605, comprised of employee termination benefits of $3,745, facilities costs of $10,404 and other restructuring costs of $1,455.

At March 31, 2014, the current portion of the accrued restructuring obligation of $3,922 (March 31, 2013 – $2,286) was included in accrued and other current liabilities with the remaining long-term portion of $0 (March 31, 2013 – $4,214) included in other long-term liabilities.